11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 10) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfIncomeTaxAndMinimumNotionalIncomeTaxLiabilityLineItems [Line Items]
Non current income tax and minimum notional income tax provision	$ 10	$ 27
Current income tax and minimum notional income tax provision	53	29
Income tax, net of witholdings and advances
DisclosureOfIncomeTaxAndMinimumNotionalIncomeTaxLiabilityLineItems [Line Items]
Non current income tax and minimum notional income tax provision	10	27
Current income tax and minimum notional income tax provision	$ 53	25
Minimum notional income tax, net of witholdings and advances
DisclosureOfIncomeTaxAndMinimumNotionalIncomeTaxLiabilityLineItems [Line Items]
Current income tax and minimum notional income tax provision		$ 4